SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 86.6%
	Alabama — 0.6%
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$2,025,000	$ 1,985,535
	Alaska — 0.2%
	State of Alaska International Airports System AMT, Series C 5.00% due 10/1/2029	750,000	827,426
	Arizona — 2.1%
	Arizona (GreatHearts Arizona Obligated Group; Insured: SD CRED PROG) IDA, Series A, 5.00% due 7/1/2028 - 7/1/2031	500,000	567,754
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,634,483
	Maricopa County (Highland Prep Obligated Group; Insured: State Intercept) IDA, Series A, 4.00% due 7/1/2046	740,000	718,416
	Pima County (TMC HealthCare Obligated Group) IDA, 4.00% due 4/1/2041	1,000,000	947,570
	Pima County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,529,606
	Yavapai County (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	750,000	653,506
	Arkansas — 0.3%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036 (pre-refunded 11/1/2024)	1,000,000	1,063,614
	California — 4.8%
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	739,503
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2034 - 8/15/2036	920,000	937,680
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,170,000	1,174,040
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,001,713
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.00% due 11/1/2042 (put 7/15/2022)	500,000	500,000
[b,c]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,010,943
[d]	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,040,000	907,525
	City of Long Beach CA Airport System Revenue (Insured: AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	801,461
	5.25% due 6/1/2047	500,000	543,477
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	628,172
	Daly City Housing (Franciscan Country Club Mobile Home Park Acquisition) DFA, Series A, 5.25% due 12/15/2023	650,000	651,549
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,531,284
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,034,724
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,085,585
	Ontario International Airport Authority (Insured: AGM) AMT, Series B, 5.00% due 5/15/2034	500,000	538,162
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, 0.01% due 8/1/2023	1,025,000	1,003,492
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, 0.01% due 9/1/2027	905,000	795,326
	Colorado — 1.7%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,068,499
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co), 6.50% due 11/15/2038	260,000	328,460
	Regional Transportation District (Denver Transit Partners), Series A, 5.00% due 7/15/2032	1,815,000	1,928,750
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044	565,000	572,618
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,027,099
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	635,442
	Connecticut — 2.3%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,639,051
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,188,020
	Series E, 5.00% due 9/15/2033	1,350,000	1,489,937
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,225,189
	Delaware — 0.3%
	Delaware State Health Facilities Authority (Beebe Medical Center, Inc.), 4.00% due 6/1/2035	1,080,000	1,039,500
	District of Columbia — 1.2%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,262,613
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040 - 10/1/2041	2,750,000	2,551,461
	Florida — 3.4%
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	500,000	512,297
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,042,231
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2052	1,000,000	1,013,078
	Lee County (Cypress Cove at Healthpark Florida Obligated Group) IDA, Series B-1 3.75% due 10/1/2027	1,000,000	975,886
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,279,992
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,102,042
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,079,807
[c]	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	252,131
[d]	Pompano Beach (John Knox Village Obligated Group), Series A, 4.00% due 9/1/2041	1,500,000	1,274,022

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	$ 400,000	$ 434,758
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,599,871
	Wildwood Utility Dependent District (Insured: BAM), 5.00% due 10/1/2046	500,000	546,029
	Georgia — 2.7%
	Development Authority of Burke County (Georgia Power Co.), 2.20% due 10/1/2032	1,225,000	1,058,551
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
	Series C,
	4.00% due 12/1/2027 - 12/1/2028	1,700,000	1,743,583
[a]	4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,522,626
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2037	2,640,000	2,847,971
	Main Street Natural Gas, Inc. (Guaranty: Merrill Lynch & Co), Series A, 5.50% due 9/15/2023	350,000	362,439
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,298,122
	Guam — 0.9%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,008,513
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	511,687
	5.25% due 7/1/2024	500,000	513,772
	Territory of Guam, Series F, 5.00% due 1/1/2030 - 1/1/2031	1,000,000	1,048,152
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2033	2,000,000	2,164,260
	Illinois — 12.0%
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2030	1,500,000	1,536,789
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2035	1,510,000	1,577,950
	5.00% due 1/1/2035 (pre-refunded 1/1/2024)	1,315,000	1,373,911
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	536,559
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,582,738
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	201,706
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,600,639
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,018,434
	5.625% due 1/1/2031	500,000	534,151
	6.00% due 1/1/2038	2,330,000	2,465,928
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,321,737
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,428,533
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	747,062
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2023 - 4/1/2036	1,615,000	1,750,677
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,052,535
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,337,871
	Series D, 5.00% due 1/1/2028	1,000,000	1,037,945
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,526,325
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	47,323
	Northern Illinois University (Insured: BAM), 4.00% due 10/1/2033 - 10/1/2034	950,000	969,313
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,304,589
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,098,085
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	605,879
	5.50% due 5/1/2039	375,000	403,463
	Series A, 5.50% due 3/1/2042	1,000,000	1,098,292
	Series D, 5.00% due 11/1/2028	3,000,000	3,210,522
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,829,164
	Will County School District No. 114 Manhattan (Insured: Natl-Re) ETM GO, Series C, Zero Coupon due 12/1/2023	115,000	111,712
	Will County School District No. 114 Manhattan (Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	455,000	441,739
	Indiana — 0.3%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,000,000	999,211
	Iowa — 1.7%
[a]	Iowa Finance Authority (Iowa Fertilizer Co LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	1,650,000	1,707,430
[c]	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	760,066
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,146,343
	Kansas — 2.4%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	3,400,000	3,829,747

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Kansas Independent College Finance Authority (Ottawa University), Series C, 5.75% due 5/1/2023	$1,800,000	$ 1,835,665
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,105,876
	Kentucky — 4.2%
[b]	City of Henderson (Guaranty: Pratt Paper, LLC) AMT, Series B, 4.45% due 1/1/2042	1,000,000	943,224
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, 0.01% due 10/1/2022	2,650,000	2,639,866
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	555,378
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	4,054,772
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	5,500,000	5,564,878
	Louisiana — 1.6%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	427,421
	Louisiana Energy and Power Authority (Louisiana Energy & Power Authority Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038 (pre-refunded 6/1/2023)	2,000,000	2,064,802
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,047,557
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	762,620
	Maine — 0.3%
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	1,000,000	1,009,724
	Massachusetts — 0.2%
	Massachusetts (Jordan Hospital and Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	583,853
	Michigan — 4.9%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,315,146
	City of Detroit GO,
	5.00% due 4/1/2023 - 4/1/2024	900,000	918,319
	Series A, 5.00% due 4/1/2032	300,000	322,692
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,022,934
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,128,521
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	905,258
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2039 - 1/1/2041	2,205,000	2,418,679
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), 5.25% due 5/15/2041	140,000	140,251
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036 (pre-refunded 5/1/2023)	225,000	231,295
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	971,493
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,002,148
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	182,341
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	2,000,000	1,737,966
[a]	Michigan Strategic Fund (Graphic Packaging International LLC) (Green Bond) AMT, 4.00% due 10/1/2061 (put 10/1/2026)	1,000,000	997,308
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,728,342
	Minnesota — 0.6%
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2026	1,000,000	1,082,478
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,065,000	933,689
	Nebraska — 1.9%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	4.00% due 12/1/2049 (put 8/1/2025)	1,250,000	1,283,043
[a]	5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,701,440
	Series A, 5.00% due 9/1/2031	1,500,000	1,586,773
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,854,806
	Nevada — 0.6%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,032,867
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,080,000	953,531
	New Hampshire — 0.4%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	1,250,000	1,232,338
	New Jersey — 4.2%
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	532,815
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	1,250,000	1,320,231
	Series NN, 5.00% due 3/1/2026	1,000,000	1,016,894
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,096,534
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	500,000	524,222
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,235,491
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,570,866
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	4,200,000	4,412,273
	New Mexico — 1.2%
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	851,567

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	$1,465,000	$ 1,398,871
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,069,920
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.85% due 7/1/2039	835,000	770,967
	New York — 3.4%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,101,745
	Series J, 5.00% due 8/1/2031	1,500,000	1,582,761
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,096,345
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 11/1/2036	2,230,000	2,456,124
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2036	1,000,000	1,108,347
	Series D, 4.00% due 2/15/2040	1,000,000	985,107
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	1,000,000	996,757
	North Carolina — 1.7%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series B, 1.95% due 1/15/2048 (put 11/1/2029)	1,000,000	926,586
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,068,861
	North Carolina Medical Care Commission (Plantation Village Obligated Group), 4.00% due 1/1/2041	1,020,000	897,283
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,619,745
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,079,337
	Ohio — 1.3%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group),
[d]	5.00% due 11/15/2031	0	0
	5.25% due 11/15/2030	1,420,000	1,507,693
	Northeast Ohio Medical University (Insured: BAM), Series B, 4.00% due 12/1/2038	550,000	551,313
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	1,000,000	945,681
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,175,423
	Oklahoma — 0.3%
	Pontotoc County Educational Facilities Authority, 4.00% due 9/1/2040	1,000,000	971,952
	Oregon — 0.9%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.00% due 7/1/2038 (put 5/1/2023)	2,000,000	2,007,828
	Salem Hospital Facility Authority (Capital Manor Inc. Obligated Group), 4.00% due 5/15/2040	500,000	436,687
	Yamhill County Hospital Authority (Friendsview Manor Obligated Group), Series B-3, 1.75% due 11/15/2026	500,000	459,632
	Pennsylvania — 6.5%
	Bucks County (Waste Management, Inc.) IDA AMT, Series A-2, 2.75% due 12/1/2022	4,000,000	4,011,380
	City of Philadelphia (Philadelphia Airport Revenue; Insured: AGM) AMT, 4.00% due 7/1/2046	250,000	232,849
	City of Philadelphia IDA, 5.00% due 5/1/2024	1,000,000	1,047,061
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,554,422
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,102,509
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,071,738
	Hospitals & Higher Education Facilities Authority of Philadelphia (Temple University Health System Obligated Group; Insured AGM), 4.00% due 7/1/2038	1,000,000	970,656
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	748,322
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series A, 4.00% due 7/1/2041	1,050,000	926,017
	Pennsylvania EDFA (UPMC Obligated Group), Series A, 4.00% due 10/15/2037	1,000,000	977,249
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2036	350,000	388,478
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	750,000	806,356
	Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,563,531
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,447,933
	Philadelphia Pennsylvania Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2040 - 7/1/2041	2,700,000	2,546,942
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,156,873
	School District of Philadelphia (State Aid Witholding) GO,
	Series A,
	4.00% due 9/1/2041	1,000,000	950,194
	5.00% due 9/1/2038	100,000	106,170
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2022 - 9/1/2024	475,000	480,152
	South Carolina — 0.7%
	Patriots Energy Group, Series A, 4.00% due 6/1/2046	1,500,000	1,430,367
[a]	Patriots Energy Group Financing Agency, Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,000,000	1,019,241
	Tennessee — 0.5%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,055,884
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	522,343
	Texas — 7.1%
	Central Texas Turnpike System, Series C, 5.00% due 8/15/2034	3,250,000	3,348,572

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2039	$2,000,000	$ 2,194,396
	City of Brownsville AMT GO, 4.00% due 2/15/2034 - 2/15/2042	1,460,000	1,433,109
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,060,974
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,661,810
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	2,731,595
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,438,168
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	65,000	64,969
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), 4.00% due 3/1/2040 - 3/1/2041	2,000,000	1,998,875
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,573,470
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2057	1,000,000	864,651
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	871,158
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2032	1,300,000	1,387,744
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	848,017
	U. S. Virgin Islands — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	513,377
	Utah — 0.7%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	752,914
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,081,573
	Vineyard Redevelopment Agency (Vineyard Redevelopment Agency Geneva Urban Renewal Project Area; Insured: AGM), 4.00% due 5/1/2040 - 5/1/2046	610,000	607,920
	Virginia — 1.1%
	Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group), Series A, 5.00% due 10/1/2052	1,000,000	1,042,196
	James City County (Williamsburg Landing, Inc. Obligated Group) EDA, Series A, 4.00% due 12/1/2029 - 12/1/2030	455,000	425,381
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, 5.00% due 7/1/2053 (put 7/1/2030)	1,000,000	1,147,196
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2034	1,000,000	1,084,789
	Washington — 1.5%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	1,800,463
	State of Washington (Various Purposes) GO, Series 2021A, 5.00% due 6/1/2038	1,000,000	1,117,848
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045 (pre-refunded 1/1/2023)	2,000,000	2,043,816
	Wisconsin — 2.9%
	Public Finance Authority (National Senior Community Obligated Group), 4.00% due 1/1/2042 - 1/1/2047	2,375,000	2,252,335
	Public Finance Authority (Renown Regional Medical Center), 5.00% due 6/1/2036	650,000	694,932
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,419,003
	Public Finance Authority (Texas Biomedical Research Institute), 4.00% due 6/1/2039 - 6/1/2041	770,000	714,567
	Public Finance Authority (United Methodist Retirement Homes), 4.00% due 10/1/2051	1,685,000	1,374,180
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,329,574
	Wisconsin Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), 4.00% due 8/15/2046	795,000	737,856
	Wisconsin Health & Educational Facilities Authority (Hope Christian School Obligated Group), 4.00% due 12/1/2051	850,000	717,500
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	305,000	272,622
	Total Long-Term Municipal Bonds — 86.6% (Cost $292,154,659)		285,934,742
	Short-Term Municipal Bonds — 8.3%
	Florida — 2.4%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 0.65% due 10/1/2042 (put 7/1/2022)	2,000,000	2,000,000
[a]	County of Manatee (Florida Power & Light Co.), 0.70% due 9/1/2024 (put 7/1/2022)	1,000,000	1,000,000
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8083, 1.31% due 7/1/2061 (put 7/8/2022)	5,000,000	5,000,000
	Indiana — 0.2%
[a]	Indiana Finance Authority (Parkview Health System Obligated Group; LOC Wells Fargo Bank N.A.), Series D, 0.66% due 11/1/2039 (put 7/1/2022)	700,000	700,000
	Mississippi — 0.2%
[a]	Mississippi Business Finance Corp (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series A, 0.63% due 12/1/2030 (put 7/1/2022)	700,000	700,000
	New York — 1.8%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series EE-1 0.65% due 6/15/2045 (put 7/1/2022)	2,300,000	2,300,000
	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Mizuho Bank Ltd.),
[a]	Series AA-2 0.60% due 6/15/2044 (put 7/1/2022)	750,000	750,000
[a]	Series AA-6, 0.65% due 6/15/2048 (put 7/1/2022)	500,000	500,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA State Street Bank & Trust Co.), 0.65% due 6/15/2043 (put 7/1/2022)	2,000,000	2,000,000
[a]	New York State Dormitory Authority (Cornell University; SPA U.S. Bank N.A.), Series B, 0.63% due 7/1/2039 (put 7/1/2022)	500,000	500,000
	North Carolina — 2.0%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series B, 0.63% due 1/15/2038 (put 7/1/2022)	6,400,000	6,400,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Oregon — 0.8%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 1.16% due 10/1/2061 (put 7/8/2022)	$2,470,000	$ 2,470,000
	Virginia — 0.9%
[a]	Virginia College Building Authority (University of Richmond; SPA Wells Fargo Bank N.A.), 0.68% due 11/1/2036 (put 7/1/2022)	3,000,000	3,000,000
	Total Short-Term Municipal Bonds — 8.3% (Cost $27,320,000)		27,320,000
	Total Investments — 94.9% (Cost $319,474,659)		$313,254,742
	Other Assets Less Liabilities — 5.1%		16,935,917
	Net Assets — 100.0%		$330,190,659

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $11,438,177, representing 3.46% of the Fund’s net assets.
c	When-issued security.
d	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SD CRED PROG	State School District Credit Enhancement Program
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.